Long-Term Borrowing (Details) - Schedule of long-term borrowing due to maturing	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Long Term Borrowing Due To Maturing Abstract
Postal Savings Bank of China	¥ 5,000,000	$ 717,916	¥ 4,450,000
Less: to be matured within one year	(600,000)	(86,150)	(600,000)
Total	¥ 4,400,000	$ 631,766	¥ 3,850,000